Contributed Equity - Schedule of Issued and Paid-Up Capital (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Fully paid Ordinary Shares	$ 125,498,824	$ 122,372,662
Share capital	$ 125,498,824	$ 122,372,662